UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21309

Advent Claymore Convertible Securities and Income Fund

(Exact name of registrant as specified in charter)

1065 Avenue of the Americas, New York, NY	10018
(Address of principal executive offices)	(Zip code)

Robert White, Treasurer

Advent Claymore Convertible Securities and Income Fund

1065 Avenue of the Americas

New York, NY 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 479-0675

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

ADVENT CLAYMORE CONVERTIBLE SECURITIES AND INCOME FUND

Portfolio of Investments

January 31, 2007(unaudited)

Number of Shares		Value
	Long-Term Investments — 140.9%
	Convertible Preferred Stocks — 68.4%
	Aerospace and Defense — 1.1%
52,500	Northrop Grumman Corp., Ser. B, 7.00%, 2021	$7,140,000

	Airlines — 1.4%
200,000	Continental Airlines Finance Trust II, 6.00%, 2030	9,000,000

	Aluminum, Steel and Other Metals — 3.5%
17,000	Freeport-McMoRan Copper & Gold, Inc., Ser. B, 5.50%	22,512,250

	Automotive — 2.7%
475,000	Ford Motor Co. Capital Trust II, 6.50%, 2032	17,513,250

	Banking and Finance — 8.2%
300,000	Deutsche Bank AG, Ser. HZO, 8.00%, 2007 (United Kingdom)	7,122,000
637,500	Marshall & Ilsley Corp., 6.50%, 2007	16,785,375
402,200	New York Community Capital Trust V, 6.00%, 2051	18,802,850
170,000	Washington Mutual, Inc., Equity Security Unit, 5.375%, 2041	9,418,000

		52,128,225

	Chemicals — 2.8%
400,000	Huntsman Corp., 5.00%, 2008	17,636,000

	Communications Equipment — 3.4%
20,900	Lucent Technologies Capital Trust I, 7.75%, 2017	21,856,175

	Financial Services — 17.3%
65,000	Affiliated Managers Group, Inc., 5.10%, 2036	3,550,625
250,000	Affiliated Managers Group, Inc., 5.10%, 2036 (a)	13,656,250
550,000	Citigroup Funding, Inc., Ser. GNW, 5.77%, 2008 (b)	18,095,000
150,000	Citigroup Funding, Inc., Ser. RIG, 6.50%, 2008	12,088,500
550,000	E*Trade Financial Corp., 6.125%, 2008	16,830,000
120	Fannie Mae, 5.375%	12,056,700
108,865	Lehman Brothers Holdings, Inc., Ser. UNH, 3.00%, 2008	5,622,877
519,120	Lehman Brothers Holdings, Inc., Ser. GIS, 6.25%, 2007	14,208,315
326,679	Merrill Lynch & Co., Inc., Ser. JNC, 6.75%, 2007 (c)	14,537,216

		110,645,483

	Health Care Products and Services — 2.1%
13,000	HealthSouth Corp., 6.50% (a)	13,663,000

	Insurance — 12.2%
12,000	Alleghany Corp., 5.75%, 2009	3,969,000
16,001	Fortis Insurance NV, 7.75%, 2008 (Netherlands)(a)	22,691,018
200,000	IPC Holdings, Ltd., 7.25%, 2008 (Bermuda)	5,475,000
437,003	MetLife, Inc., Ser. B, 6.375%, 2008	13,730,634
100,000	Platinum Underwriters Holdings, Ltd., Ser. A, 6.00%, 2009 (Bermuda)	2,961,000
70,000	Reinsurance Group of America, Equity Security Unit, 5.75%, 2051	5,127,500
100,000	Travelers Property Casualty Corp., 4.50%, 2032	2,576,000
850,000	XL Capital Ltd., 7.00%, 2009 (Cayman Islands)	21,683,500

		78,213,652

	Pharmaceuticals — 0.5%
50,000	Schering-Plough Corp., 6.00%, 2007	2,945,000

	Real Estate Investment Trusts — 1.7%
400,000	HRPT Properties Trust, Ser. D, 6.50%, 2049	11,000,000

	Telecommunications — 0.7%
78,095	Crown Castle International Corp., 6.25%, 2012	4,373,320

	Transportation — 2.0%
245,000	Bristow Group, Inc., 5.50%, 2009	12,678,750

	Utilities - Gas and Electric — 7.3%
83,082	AES Trust VII, 6.00%, 2008	4,122,944
38,035	Chesapeake Energy Corp., 6.25%, 2009	9,698,925
325,000	Entergy Corp., 7.625%, 2009	19,051,500
40,000	NRG Energy, Inc., 5.75%, 2009	11,278,800
50,000	PNM Resources, Inc., 6.75%, 2008	2,595,000

		46,747,169

	Waste Management — 1.5%
28,000	Allied Waste Industries, Inc., Ser. D, 6.25%, 2008	9,628,500

	Total Convertible Preferred Stocks - 68.4% (Cost $398,904,079)	437,680,774

Principal Amount		Value
	Convertible Bonds — 45.9%
	Airlines — 0.8%
$4,500,000	UAL Corp., NR
	5.00%, 2/01/21, Convertible Debentures	5,332,500

	Aluminum, Steel and Other Metals — 1.4%
9,000,000	AngloGold Ashanti Holdings PLC, NR
	2.375%, 2/27/09, Convertible Debentures (United Kingdom)	9,090,000

	Automotive — 2.2%
650,000	General Motors Corp., Ser. B, B-
	5.25%, 3/06/32, Convertible Debentures	14,170,000

	Banking and Finance — 0.6%
4,000,000	U.S. Bancorp, Inc., AA-
	3.615%, 9/20/36, Senior Convertible Debentures (b)(c)	4,037,600

	Commercial Services — 0.9%
3,000,000	Quanta Services, Inc., B
	4.50%, 10/01/23, Subordinated Convertible Debentures	5,775,000

	Communications Equipment — 0.8%
5,000,000	Lucent Technologies, Inc., Ser. A, B+
	2.875%, 6/15/23, Senior Convertible Debentures	5,237,500

	Communications, Media and Entertainment — 6.8%
25,000,000	EchoStar Communications Corp., B
	5.75%, 5/15/08, Subordinated Convertible Notes	25,531,250
	Liberty Media Corp., BB+
13,398,144	3.50%, 1/15/31, Convertible Notes	13,967,565
1,000,000	3.25%, 3/15/31, Senior Convertible Notes	865,000
4,000,000	XM Satellite Radio Holdings, Inc., CCC-
	1.75%, 12/01/09, Senior Convertible Notes	3,410,000

		43,773,815

	Computer Services — 1.5%
9,000,000	Electronic Data Systems Corp., BBB-
	3.875%, 7/15/23, Senior Convertible Notes	9,438,750

	Computers - Software and Peripherals — 1.9%
4,000,000	Maxtor Corp., NR
	6.80%, 4/30/10, Senior Unsubordinated Convertible Notes	4,530,000
8,000,000	Novell, Inc., NR
	7.83%, 7/15/24, Senior Convertible Debentures	7,930,000

		12,460,000

	Containers and Packaging — 2.3%
14,000,000	Sealed Air Corp., BBB
	3.00%, 6/30/33, Senior Convertible Notes (a)	14,595,000

	Diversified Metals and Mining — 2.0%
12,750,000	Peabody Energy Corp., B
	4.75%, 12/15/66, Subordinated Convertible Debentures	12,542,813

	Electronic Equipment and Components — 6.9%
8,000,000	Fairchild Semiconductor International, Inc., B
	5.00%, 11/01/08, Company Guarantee Notes	7,970,000
	Intel Corp., A-
14,000,000	2.95%, 12/15/35, Subordinated Convertible Debentures	12,880,000
15,000,000	2.95%, 12/15/35, Subordinated Convertible Debentures (a)	13,800,000
9,000,000	LSI Logic Corp., B
	4.00%, 5/15/10, Convertible Notes	9,405,000

		44,055,000

	Financial Services — 2.2%
14,000,000	Wells Fargo & Co., AA
	5.121%, 5/01/33, Senior Convertible Notes (b)	14,088,200

	Health Care Products and Services — 4.1%
4,000,000	LifePoint Hospitals, Inc., B
	3.25%, 8/15/25, Senior Subordinated Convertible Notes	3,625,000
13,000,000	Medtronic, Inc., AA-
	1.625%, 4/15/13, Senior Convertible Notes (a)	13,910,000
10,000,000	Omnicare, Inc., BB+
	3.25%, 12/15/35, Senior Convertible Notes	8,775,000

		26,310,000

	Insurance — 0.7%
4,000,000	Prudential Financial, Inc., A
	2.614%, 11/15/35, Senior Unsubordinated Convertible Notes (b)(c)	4,139,240

	Leisure and Entertainment — 0.6%
5,000,000	Carnival Corp., A-
	1.132%, 4/29/33, Senior Unsecured Converible Debentures (Panama)(d)	3,818,750

	Oil and Gas — 1.3%
8,000,000	Chesapeake Energy Corp., BB
	2.75%, 11/15/35, Senior Convertible Notes	8,170,000

	Pharmaceuticals — 5.0%
5,000,000	Cubist Pharmaceuticals, Inc., NR
	2.25%, 6/15/13, Subordinated Convertible Notes	4,593,750
4,000,000	Invitrogen Corp., NR
	3.25%, 6/15/25, Senior Convertible Notes	3,780,000
6,000,000	Teva Pharmaceutical Finance Co. BV, Ser. D, BBB
	1.75%, 2/01/26, Company Guarantee Notes (Israel)	5,685,000
19,000,000	Watson Pharmaceuticals, Inc., BB+
	1.75%, 3/15/23, Senior Convertible Debentures	17,788,750

		31,847,500

	Telecommunications — 1.2%
	Level 3 Communications, Inc., CCC-
4,000,000	6.00%, 9/15/09, Subordinated Covertible Notes	3,830,000
4,000,000	6.00%, 3/15/10, Subordinated Covertible Notes	3,780,000

		7,610,000

	Transportation — 1.4%
9,000,000	OMI Corp., BB
	2.875%, 12/01/24, Senior Convertible Notes (Marshall Islands)	8,831,250

	Waste Management— 1.3%
8,400,000	Allied Waste Industries, Inc., B+
	4.25%, 4/15/34, Convertible Notes	8,116,500

	Total Convertible Bonds - 45.9% (Cost $278,359,293)	293,439,418

	Corporate Bonds — 24.8%
	Building Products — 0.6%
4,175,000	U.S. Concrete, Inc., B-
	8.375%, 4/01/14, Senior Subordinated Notes	4,185,437

	Chemicals — 2.9%
2,000,000	BCP Crystal Holdings Corp., B
	9.625%, 6/15/14, Senior Subordinated Notes	2,220,000
10,000,000	Equistar Chemical/Funding, BB-
	10.125%, 9/01/08, Senior Notes	10,650,000
5,600,000	Lyondell Chemical Co., B
	10.875%, 5/01/09, Senior Subordinated Notes	5,698,000

		18,568,000

	Communications Equipment — 0.8%
5,166,000	Superior Essex Communications LLC/Essex Group, Inc., B
	9.00%, 4/15/12, Senior Notes	5,308,065

	Communications, Media and Entertainment — 2.3%
7,000,000	Cablevision Systems Corp., B+
	8.00%, 4/15/12, Senior Notes	7,096,250
3,000,000	Rainbow National Services LLC, B+
	8.75%, 9/01/12, Senior Notes (a)	3,210,000
€ 3,174,750	Telenet Communications NV, B-
	9.00%, 12/15/13, Senior Notes (Belgium)(a)	4,517,347

		14,823,597

	Computers - Software and Peripherals — 1.0%
$6,000,000	SunGard Data Systems, Inc., B-
	10.25%, 8/15/15, Senior Subordinated Notes (c)	6,480,000

	Electronic Equipment and Components — 5.5%
7,144,000	Advanced Micro Devices, Inc., B+
	7.75%, 11/01/12, Senior Notes	7,322,600
3,793,000	Avago Technologies Finance Ltd., B
	10.375%, 12/01/13, Senior Notes (Singapore)(a)	4,020,580
3,000,000	Clarke American Corp., B-
	11.75%, 12/15/13, Senior Notes	3,465,000
10,684,000	Freescale Semiconductor, Inc., B
	8.875%, 12/15/14, Senior Notes (a)(c)	10,684,000
9,000,000	Spansion, LLC, B
	11.25%, 1/15/16, Senior Notes (a)(c)	9,517,500

		35,009,680

	Financial Services — 1.3%
7,727,000	E*Trade Financial Corp., BB-
	8.00%, 6/15/11, Senior Notes	8,103,691

	Health Care Products and Services — 1.7%
6,500,000	DaVita, Inc., B
	7.25%, 3/15/15, Senior Subordinated Notes (c)	6,613,750
4,000,000	Hanger Orthopedic Group, Inc., CCC+
	10.25%, 6/01/14, Senior Notes	4,230,000

		10,843,750

	Leisure and Entertainment — 0.7%
4,500,000	Travelport, Inc., B-
	9.875%, 9/01/14, Senior Notes (a)	4,725,000

	Office Equipment — 0.6%
3,500,000	Xerox Capital Trust I, B+
	8.00%, 2/01/27, Company Guarantee Notes	3,587,500

	Oil and Gas — 2.5%
10,000,000	Seitel, Inc., NR
	11.75%, 7/15/11, Senior Notes	12,550,000
3,000,000	Williams Cos., Inc., BB-
	8.125%, 3/15/12, Senior Notes	3,243,750

		15,793,750

	Publishing — 0.5%
2,940,000	Dex Media West, B
	9.875%, 8/15/13, Senior Subordinated Notes	3,211,950

	Retail - Apparel and Shoes — 0.9%
5,000,000	Levi Strauss & Co., B-
	12.25%, 12/15/12, Senior Notes (c)	5,556,250

	Retail - Specialty Stores — 0.8%
5,000,000	Simmons Bedding Co., CCC+
	7.875%, 1/15/14, Senior Subordinated Notes (c)	5,150,000

	Telecommunications — 2.7%
	Alamosa Delaware, Inc., BBB
3,298,000	11.00%, 7/31/10, Senior Notes	3,545,053
3,000,000	8.50%, 1/31/12, Senior Notes	3,181,413
7,673,000	Centennial Cellular Co., CCC
	10.125%, 6/15/13, Company Guarantee Notes	8,315,614
2,240,000	PanAmSat Corp., B
	9.00%, 8/15/14, Company Guarantee Notes	2,424,800

		17,466,880

	Total Corporate Bonds - 24.8% (Cost $149,232,937)	158,813,550

	Term Loans (Funded) - 0.9%
2,000,000	Advanced Micro Devices, Inc.
	7.62%, 12/31/13, NR (b)	2,020,000
	WorldSpan, L.P. 1st Lien
2,000,000	8.57%, 12/07/13, NR (b)	2,020,000
2,000,000	8.595%, 12/07/13, NR (b)	2,020,000

	Total Term Loans (Funded) - 0.9% (Cost $6,034,916)	6,060,000

	Term Loans (Unfunded) - 0.9%
2,000,000	Advanced Micro Devices, Inc. Term Loan 2, NR	2,020,000
4,000,000	HCA, Inc., NR	4,040,000

	Total Term Loans (Unfunded) - 0.9% (Cost $6,079,990)	6,060,000

	Total Long-Term Investments - 140.9% (Cost $838,611,215)	902,053,742

Number of Shares
	Short-Term Investments — 1.7%
	Money Market Fund - 1.7%
10,681,958	Goldman Sachs Financial Prime Obligations (Cost $10,681,958)	10,681,958

	Total Investments — 142.6% (Cost $849,293,173)	912,735,700
	Other assets in excess of liabilities — 0.4%	2,176,316
	Preferred Stock, at redemption value — (-43.0% of Net Assets Applicable to
	Common Shareholders or -30.1% of Total Investments)	(275,000,000)

	Net Assets Applicable to
	Common Shareholders — 100.0%	$639,912,016

LLC - Limited Liability Corp.

LP - Limited Partnership

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities amounted to 20.2% of net assets.

(b)	Floating rate security. The rate shown is as of January 31, 2007.

(c)	Pursuant to a securities lending agreement, the Fund loaned all or a portion of these securities having an aggregate fair value of approximately $47.1 million and received as collateral readily marketable securities with an aggregate fair value of approximately $47.3 million.

(d)	Security is a “step up” bond where the coupon increases or steps up at a predetermined date. The rating shown is as of

January 31, 2007.

Ratings shown are per Standard & Poor’s. Securities classified as NR are not rated by Standard & Poor’s.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders unless otherwise noted.

See previously submitted notes to financial statements for the period ending October 31, 2006.

Country Allocation*

United States	89.5%
Netherlands	2.5%
Cayman Islands	2.4%
United Kingdom	1.8%
Marshall Islands	1.0%
Bermuda	0.9%
Israel	0.6%
Belgium	0.5%
Singapore	0.4%
Panama	0.4%

*	Subject to change daily.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	March 30, 2007

By:	/s/ Robert White
Robert White
Treasurer and Chief Financial Officer

Date:	March 30, 2007